CERTIFICATION


     Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

     1.   This  filing  is  made  on  behalf  of  Janus   Investment  Fund  (the
          "Registrant"). Registrant's 1933 Act No. is 2-34393 and Registrant's 1940 Act No. is 811-1879.

     2. There are no changes to the Prospectus and Statement of Additional Information from the form of the Prospectus and Statement of Additional Information that was filed in Post-Effective Amendment No. 100 ("PEA No. 100") on July 31, 2001 pursuant to Rule 485(b) under the 1933 Act for the following funds:

          Janus Enterprise Fund
          Janus Mercury Fund
          Janus Special Situations Fund
          Janus Strategic Value Fund
          Janus Orion Fund
          Janus Fund 2
          Janus Global Value Fund
          Janus Core Equity Fund (formerly Janus Equity Income Fund) Janus Growth and Income Fund
          Janus Balanced Fund
          Janus Flexible Income Fund
          Janus Federal Tax-Exempt Fund
          Janus High-Yield Fund
          Janus Short-Term Bond Fund
          (collectively, the "Funds")

     3.   The text of PEA No. 100 has been filed electronically.


     DATED:  August 1, 2001

                                      JANUS INVESTMENT FUND
                                      on behalf of the Funds



                                      By: /s/ Kelley Abbott Howes
                                          --------------------------------------
                                          Kelley Abbott Howes
                                          Vice President and Secretary